1933 ACT FILE NO. 33-31072
                                                    1940 ACT FILE NO. 811-5876

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [  ]
                  Pre-Effective Amendment No.                          [  ]
                                               -------
                  Post-Effective Amendment No.   11                     [X]
                                               -----

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                  Amendment No.     11                                  [X]
                                 -------

                          LORD ABBETT SERIES FUND, INC.
                Exact Name of Registrant as Specified in Charter

                    767 FIFTH AVENUE, NEW YORK, NY 10153-0203
                      Address of Principal Executive Office

                  REGISTRANT'S TELEPHONE NUMBER (212) 848-1800

                  Kenneth B. Cutler, Vice President & Secretary
                    767 FIFTH AVENUE, NEW YORK, NY 10153-0203
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
           X      on May 1, 1997 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          LORD ABBETT SERIES FUND, INC.
                                    FORM N-1A
                              Cross Reference Sheet
                             Pursuant to Rule 481(a)

                                EXPLANATORY NOTE
This Post-Effective Amendment No. 11 (the "Amendment") to the Registration Statement relates only to the Variable Contract Class of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. This Amendment supersedes all previously filed Registration Statements, including that filed under Post-Effective Amendment No. 10 which related to the Pension Class of the Growth and Income Portfolio which is no longer offered for sale.

Form N-1A                           Location In Prospectus or
ITEM NO.                            STATEMENT OF ADDITIONAL INFORMATION

1                                   Cover Page
2                                   N/A
3                                   Financial Highlights; Performance
4 (a) (i)                           Cover Page; The Fund
4 (a) (ii)                          Investment Objectives and Policies
4 (b) (c)                           Investment Objectives and Policies; Risk
                                        Factors
5 (a) (b)                           The Fund; Management
5 (c)                               N/A
5 (d)                               Fund's Custodian, Transfer Agent, Auditors
                                         and Counsel
5 (e)                               Management
5 (f) (i)                           N/A
5 (f) (ii)                          Purchase and Redemption of Shares; Portfolio
                                         Transactions
6 (a)                               Cover Page; Shareholder Rights
6 (b)                               Management
6 (c) (d)                           N/A
6 (e)                               Cover Page
6 (f) (g)                           Dividends and Distributions; Tax Status
7 (a)                               The Fund
7 (b) (c) (d)                       Purchase and Redemption of Shares; Net Asset
                                         Value
7 (e) (f)                           N/A
8 (a) (b) (c) (d)                   The Fund; Purchase and Redemption of Shares
9                                   N/A
10                                  Cover Page
11                                  Cover Page - Table of Contents
12                                  N/A
13 (a) (b) (c)                      Investment Objectives and Policies
13 (d)                              Portfolio Turnover Rates - Prospectus
14                                  Directors and Officers
15 (a) (b) (c)                      Directors and Officers; Investment Advisory
                                         and Other Services
16 (a) (i)                          Investment Advisory and Other Services

Form N-1A                           Location In Prospectus or
ITEM NO.                            STATEMENT OF ADDITIONAL INFORMATION

16 (a) (ii)                         Directors and Officers
16 (a) (iii)                        Investment Advisory and Other Services
16 (b) (e)                          Investment Advisory and Other Services
16 (c) (d) (f) (g)                  N/A
16 (h)                              Investment Advisory and Other Services
16 (i)                              N/A
17 (a)                              Portfolio Transactions
17 (b)                              N/A
17 (c)                              Portfolio Transactions
17 (d) (e)                          N/A
18 (a)                              The Fund - Prospectus
18 (b)                              N/A
19 (a) (b)                          The Fund - Prospectus; Purchase and
                                         Redemption of Shares - Prospectus
19 (c)                              N/A
20                                  Taxes; Tax Status - Prospectus
21 (a)                              The Fund - Prospectus
21 (b) (c)                          N/A
22                                  N/A
23                                  Financial Statements

LORD ABBETT SERIES FUND, INC.
THE GENERAL MOTORS BUILDING
767 FIFTH AVENUE
NEW YORK, NY 10153-0203



Lord Abbett Series Fund, Inc. (the "Fund"), is a diversified open-end management investment company incorporated under Maryland law on August 28, 1989. The Fund is a series fund currently comprised of one active Portfolio: the Growth and Income Portfolio (the "Portfolio"). The Portfolio issues one separate class of shares: the Variable Contract Class which is offered by this Prospectus. The Directors may provide for additional Portfolios from time to time.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and incorporates by reference the report of Deloitte & Touche, LLP which is included in the Annual Report to shareholders. Both may be obtained, without charge, by writing to the Fund or by calling 800-831-LIFE with respect to Variable Contracts of Cova Financial Services Life Insurance Company and 800-342-6307 with respect to Variable Contracts of Great American Reserve Insurance Company.

INVESTORS  SHOULD  READ  AND  RETAIN  THIS  PROSPECTUS  FOR  FUTURE   REFERENCE.
SHAREHOLDER INQUIRIES SHOULD BE MADE IN WRITING DIRECTLY TO THE FUND OR BY CALLING ONE OF THE 800 NUMBERS MENTIONED ABOVE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and of the Statement of Additional Information is May 1, 1997.

1.       FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Deloitte & Touche LLP, independent accountants, whose report thereon is incorporated by reference into the Statement of Additional Information and may be obtained on request. The total return information for the Portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown. Further information about the Portfolio's performance is contained in the Annual Report to shareholders which may be obtained, without charge, by calling one of the 800 numbers mentioned on the previous page.

                           GROWTH AND INCOME PORTFOLIO
                                                                                                                      For the Period
                                                                                                                       Dec. 11, 1989
                                                                                                                       (Commencement
                                                                     Year Ended December 31,                          of Operations)
                                   -----------------------------------------------------------------------------------      to
Per Share Operating Performance:         1996         1995        1994        1993         1992       1991       1990  Dec. 31, 1989
                                   ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Net asset value, beginning of          $15.24       $12.71      $13.15      $12.27       $11.61     $ 9.93     $10.07        $10.00
period
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Income from investment operations
Net investment income                    .408         .459         .41         .34         .45*       .50*       .41*          .00*
Net realized and unrealized gain
(loss) on investments                   2.563        3.332      (.045)        1.48       1.3575       2.18      (.19)           .07
TOTAL FROM INVESTMENT OPERATIONS        2.971        3.791        .365        1.82       1.8075       2.68        .22           .07
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Distributions
Dividends from net investment           (.36)        (.36)       (.33)       (.27)        (.32)      (.35)      (.29)         ---
income
Distributions from net realized         (.83)        (.90)      (.475)       (.67)      (.8275)      (.65)      (.07)         ---
gain
Net asset value, end of period        $17.021       $15.24      $12.71      $13.15       $12.27     $11.61     $ 9.93        $10.07
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Total Return                           19.49%       29.82%       2.76%      14.80%       15.62%     27.00%      2.18%         0.70%
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Ratios/Supplemental Data:
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Net assets, end of period (000)      $303,982     $193,575    $114,608     $82,219      $37,307    $18,297    $10,754         $247
Ratios to Average Net Assets:
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Expenses, including waiver               .52%         .52%        .59%        .57%         .51%       .13%       .46%          .28%
Expenses, excluding waiver               .52%         .52%        .59%        .57%         .65%       .72%       .91%         1.73%
Net investment income                   2.32%        2.91%       2.97%       2.76%        3.38%      4.20%      4.38%          .00%
Portfolio turnover rate                48.93%       70.30%      68.94%      78.26%      107.30%     70.82%     49.06%          .00%
---------------------------------- ----------- ------------ ----------- ----------- ------------ ---------- ---------- -------------
Average commissions per share           $.065        $.066     N/A         N/A          N/A         N/A        N/A           N/A
paid on equity transactions

* Net of management fee waiver
+ Not annualized.
  See Notes to Financial Statements

2.       THE FUND

The Fund is a diversified open-end management investment company incorporated under the laws of Maryland on August 28, 1989. The Fund is a series fund currently comprised of one active Portfolio: the Growth and Income Portfolio (the "Portfolio"). On April 21, 1997, pursuant to an order of the Securities and Exchange Commission, the Global Equity Portfolio's assets were transferred to another mutual fund as the underlying investment for certain variable annuity contracts. The Portfolio issues one separate class of shares: the Variable Contract Class which is offered by this Prospectus. Each share of common stock of the Fund, regardless of Class, has a par value of $.001 per share and has one vote and an equal right to dividends and distributions with respect to the Portfolio, except as to those dividends and distributions which are affected by expenses unique to a class. All shares have noncumulative voting rights for the election of Directors. Each share is fully paid, nonassessable and freely transferable. There are no liquidation, conversion or preemptive rights. The fiscal year-end of the Fund is December 31.

DISTRIBUTION OF FUND SHARES

Lord, Abbett Distributor LLC ("Lord Abbett Distributor"), located at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203, is the distributor of the shares of the Portfolio. The Variable Contract Class (the "Class") of the Portfolio bears certain costs of distributing shares in accordance with a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution Plan" below.) Shares of the Class (the "shares") are currently issued and redeemed only in connection with investment in and payments under certain variable annuity contracts issued by life insurance companies and their affiliates ("Life Companies"). The shares are purchased and redeemed at net asset value. Lord Abbett Distributor and the Fund each reserves the right to suspend, change or withdraw the offering of shares of any Portfolio or Portfolios or any of the terms of such offering.

DISTRIBUTION PLAN

The Board of Directors of the Fund has adopted a Distribution Plan (the "Plan") for the shares which has been approved by the shareholders of the Portfolio. The Plan has not been activated to date. Pursuant to the Plan, the Fund, on behalf of the Class, may make payments to Lord Abbett Distributor for remittance to a Life Company for certain distribution expenses incurred or paid by such Life Company, provided that such remittances in the aggregate do not exceed 0.15 of 1%, on an annual basis, of the average daily net asset value of shares of the Portfolio sold to such Life Company to be used as the underlying investment for variable life insurance and variable annuity contracts ("Variable Contracts"). For the year ended December 31, 1996, no payments were made pursuant to the Plan.

Distribution expenses for which a Life Company may be reimbursed include, but are not limited to, expenses of printing and distributing Fund prospectuses, statements of additional information and shareholder reports to existing and potential Variable Contract owners and developing and preparing Fund advertisements and other promotional materials designed to promote the distribution of shares. Lord Abbett will be required to submit to the Directors for approval annual distribution expense budgets and quarterly reports of, and requests for payment of, distribution expenses as to the Portfolio.

Variable annuity contract owners should refer to the fee table section of their separate account prospectuses for further information with respect to the effect of the Plan on their annuity contract expenses.

3.       INVESTMENT OBJECTIVE AND POLICIES

The Portfolio of the Fund has an investment objective which it pursues through investment policies as described below. The Portfolio is managed by Lord Abbett & Co. ("Lord Abbett") and its risks and opportunities should be carefully examined. There is no assurance that the investment objective of the Portfolio will be met.

GROWTH AND INCOME PORTFOLIO

The investment objective of the Growth and Income Portfolio is long-term growth of capital and income without excessive fluctuation in market value.

The Fund intends to keep the Portfolio's assets invested in those securities which are selling at reasonable prices in relation to value and, in doing so, it may have to forego some opportunities for gains when, in the Fund's judgment, they carry excessive risk.

The Portfolio will try to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes.

The Portfolio will normally invest in common stocks (including securities convertible into common stocks) of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation. Although the prices of common stocks fluctuate and their dividends vary, historically, common stocks have appreciated in value and their dividends have increased when the companies they represent have prospered and grown.

The Portfolio constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Portfolio will take a flexible approach and make adjustments to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Portfolio will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values.

The Portfolio will not purchase securities for trading purposes. To create reserve purchasing power and also for temporary defensive purposes, the Portfolio may invest in straight bonds and other fixed-income securities.

OTHER INVESTMENT POLICIES AND TECHNIQUES

When the Fund believes that the Portfolio should assume a temporary defensive position because of unfavorable investment conditions, the Portfolio may temporarily hold its assets in cash and short-term money market instruments.

See "Risk Factors" below for a discussion of special diversification standards which the Portfolio will meet.

The Fund intends to utilize from time to time one or more of the investment techniques identified below and described in the Statement of Additional Information. It is the Fund's current intention that no more than 5% of the Portfolio's net assets will be at risk in the use of any one of such investment techniques identified below. While some of these techniques involve risk when utilized independently, the Fund intends to use them to reduce risk and volatility in the Portfolio, although this result cannot be assured by the use of such investment techniques.

COVERED CALL OPTIONS. The Fund may write call options on securities it owns. A call option on stock gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to call upon the writer to deliver a specified number of shares of a stock on or before a fixed date at a predetermined price.

RIGHTS AND WARRANTS. The Fund may invest in rights and warrants to purchase securities. Included within these purchases, but not exceeding 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

OTHER POLICIES OF THE PORTFOLIO

It is the Fund's current intention that no more than 5% of the Portfolio's net assets will be at risk in the use of any one of the policies identified below.

CLOSED-END INVESTMENT COMPANIES. The Fund may invest in shares of closed-end investment companies if bought in primary or secondary offerings with a fee or commission no greater than the customary broker's commission. Shares of such investment companies sometimes trade at a discount or premium in relation to their net asset value.

LENDING OF PORTFOLIO SECURITIES. The Fund may seek to earn income by lending its Portfolio securities if the loan is collateralized and complies with regulatory requirements.

EMERGENCY BORROWING. The Fund will be permitted to borrow money up to one-third of the value of the Portfolio's total assets taken at current value but only from banks as a temporary measure for extraordinary or emergency purposes. Beyond 5% of the Portfolio's total assets (at current value), this borrowing may not be used for investment leverage to purchase securities. As a matter of operating policy, the Portfolio will not borrow more than 25% of its total assets taken at current value.

CHANGE IN INVESTMENT OBJECTIVE

The Fund will not change the investment objective of the Portfolio without shareholder approval as described below in "Investment Restrictions." However, the Fund's policies and techniques are not fundamental. Therefore, if it is determined that an objective of the Portfolio can best be achieved by a substantive change in such a policy or technique, the change will be made without shareholder approval by disclosing it in the Prospectus.

INVESTMENT RESTRICTIONS

In addition to the investment objectives set forth above, certain restrictions relating to the investment of assets of the Portfolio are set forth in the Statement of Additional Information. These investment restrictions are also deemed fundamental and neither such restrictions nor the investment objectives of the Portfolio may be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares).

4.       RISK FACTORS

The Fund serves as the underlying investment for Variable Contracts issued by the Life Companies.

Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), imposes certain diversification standards on the underlying assets of Variable Contracts held in any Portfolios of the Fund. The Code provides that a Variable Contract shall not be treated as an annuity contract or life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of a Variable Contract as an annuity contract or life insurance would result in imposition of federal income tax on contract owners with respect to earnings allocable to the Variable Contract prior to the receipt of payments under the Variable Contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that contracts such as the Variable Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying Variable Contracts. The Regulations amplify the diversification requirements for Variable Contracts set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55 percent of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70 percent of such value is represented by any two investments; (iii) no more than 80 percent of such value is represented by any three investments; and (iv) no more than 90 percent of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of Variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Portfolio will be managed in such a manner as to comply with these diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The prices of long-term securities are more volatile than those of short-term debt securities. When interest rates go up or down, the market value of such long-term debt securities tends to go down or up, respectively, to a greater extent than in the case of short-term debt securities.

5.       PORTFOLIO TURNOVER RATES

         For the years ended December 31, 1995 and 1996, the portfolio turnover rates of the Portfolio were 70.30% and 48.93%, respectively. Higher portfolio turnover rates may involve correspondingly higher brokerage costs which would have to be borne directly by the Fund and ultimately by its shareholders.

6.       MANAGEMENT

The Fund is managed by its officers on a day-to-day basis under the overall direction of its Board of Directors. The Fund employs Lord Abbett as investment manager for the Portfolio pursuant to a Management Agreement. Lord Abbett has been an investment manager for over 67 years and currently manages approximately $22 billion in a family of mutual funds and other advisory accounts. Lord Abbett provides the Fund with investment management services and executive and other personnel, pays the remuneration of its officers, provides the Fund with office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and supervision of the Portfolio and certain other costs. The Fund pays all other expenses not expressly assumed by Lord Abbett, including, without limitation, outside Directors' fees and expenses, association membership dues, legal and auditing fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering the Fund's shares under federal and state securities laws, expenses of printing and mailing prospectuses to existing shareholders, insurance premiums and brokerage and other expenses relating to the execution of Portfolio transactions. Lord Abbett provides similar services to twelve other funds having their own investment objectives and also advises other investment clients. Lord Abbett and Cova Financial Services Life Insurance Company provided operating funds to the Fund through their purchase of the initial shares of the Fund.

Mr. W. Thomas Hudson, Jr. is Executive Vice President of the Fund and is primarily responsible for the day-to-day management of the Portfolio. Mr. Hudson has been employed by Lord Abbett since 1982.

Under the Management Agreement, the Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets of the Portfolio for each month, at an annual rate of 0.50 of 1%. In addition, the Fund will pay all expenses not expressly assumed by Lord Abbett. For the year ended December 31, 1996, the Portfolio of the Fund paid Lord Abbett $1,234,273 in advisory fees.

7.       EXPENSES OF THE FUND

Lord Abbett may waive its management fee and/or advance other expenses of the Fund. Although each Class must bear the expenses solely attributable to it, the Classes are expected to experience cost savings over the aggregate amount that would be payable if each Class were a separate fund, because they have the same Directors, accountants, attorneys and share other general and administrative expenses. Any expenses which are not solely attributable to a specific Class are allocated on the basis of the net assets of the respective Classes. For the year ended December 31, 1996, the expenses borne by the Portfolio amounted to $1,277,811 or 0.52 of 1% of its average daily net assets.

8.       SHAREHOLDER RIGHTS

The Portfolio issues one class of shares and may issue additional separate classes of shares in the future. Each share represents an equal proportionate interest in the assets of the Portfolio with each other share in the Portfolio. On any matter submitted to a vote of shareholders, all shares of the Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by class except for matters concerning only one class. The holder of each share of stock of the Fund will be entitled to one vote for each full share and a fractional vote for each fractional share of stock. Shares of one class may not bear the same economic relationship to the Fund as shares of another class.

In accordance with its view of present applicable law, the Fund views the separate account(s) of Life Companies as shareholders of the Fund having the right to vote Fund shares at any meeting of shareholders and will provide pass-through voting privileges to all contract owners. Life Companies will vote shares of the Fund held in the separate account(s) for which no timely voting instructions from contract owners are received, as well as shares they own, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights is described in the separate account prospectuses.

The Fund's By-Laws provide that the Fund shall not hold an annual meeting of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the 1940 Act, or unless called at the request in writing of a majority of the Board of Directors or by shareholders holding at least one-quarter of the shares of the Fund outstanding and entitled to vote at the meeting. The Fund will hold a shareholder meeting to fill existing vacancies on the Board in the event that less than a majority of Directors were elected by the shareholders. The Directors shall also call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10 percent of the outstanding shares. Under the By-Laws of the Fund and in accordance with the 1940 Act, shareholder approval of the independent auditors of the Fund will not be required except when shareholder meetings are held. The Fund has an obligation to assist shareholder communications.

9.       PURCHASE AND REDEMPTION OF SHARES

         Shares are currently only sold to the separate accounts of the Life Companies at net asset value (see below). Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to acquisition or redemption of shares.

In selecting broker-dealers to execute portfolio transactions for the Fund's Portfolio, if two or more broker-dealers are considered capable of best execution, the Fund may prefer the broker-dealer who has sold Fund shares through the sale of such Variable Contracts.

10.      DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions are distributed to the shareholders and will be payable in shares or cash at the election of shareholders. The Life Companies, with respect to shares held by their separate accounts, have elected, and intend to continue to elect, to receive dividends and distributions in shares. Dividends and distributions are made at such frequency and in such amount as to assure compliance with the Internal Revenue Code.

11.      TAX STATUS

It is the intention of the Fund to have the Portfolio qualify, and for the fiscal year ended December 31, 1996, it did qualify, as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Fund distributes all of its net income and gains to its shareholders (the separate accounts). The Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Portfolio are determined separately for purposes of determining whether the Portfolio qualifies as a "regulated investment company" and for purposes of determining net ordinary income (or loss) and net realized capital gains (or losses).

12.      NET ASSET VALUE

Portfolio shares are sold and redeemed at a price equal to the share's net asset value. Net asset value per share is determined as of the close of the New York Stock Exchange on each day that the New York Stock Exchange is open for trading by dividing the net assets of each class by the number of shares outstanding for that class at the time of calculation. The daily net asset value per share is also determined once daily on each day (other than a day during which no such shares were tendered for redemption and no order to purchase or sell such shares was received by the Fund) in which there is a sufficient degree of trading in the Portfolio's securities that the current net asset value of the Portfolio's shares might be materially affected by changes in the value of the securities.

Total assets are determined by adding the total current value of the Portfolio's securities, cash, receivables and other assets and subtracting liabilities. Portfolio shares are sold and redeemed at the net asset value next determined after receipt of the sales order or request for redemption.

Securities that are listed on a securities exchange are valued at their closing sales price on the day of the valuation. Price valuations for listed securities are based on market quotations where the security is primarily traded or, if not available, are valued at the mean of the bid and asked prices on any valuation date. Unlisted securities in a Portfolio are primarily valued based on their latest quoted bid price or, if not available, are valued by a method determined by the Directors to accurately reflect fair value. Money market instruments maturing in 60 days or less are valued on the basis of amortized cost, which means that they are valued at their acquisition cost to reflect a constant amortization rate to maturity of any premium or discount, rather than at current market value.

13.      PERFORMANCE

From time to time, advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Total return information will include the Portfolio's average annual compounded rate of return for a given period, based upon the value of the shares acquired through a hypothetical $1000 investment at the beginning of the specified period and the net asset or redemption value of such shares at the end of the period, assuming reinvestment of all dividends and distributions at net asset value. In lieu of or in addition to total return calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Business Week, Forbes or other industry publications.

Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time. Further information about the Fund's performance is contained in the Annual Report to shareholders which may be obtained, without charge, by calling 800-831-LIFE with respect to Variable Contracts of Cova and 800 342-6307 with respect to Variable Contracts of Great American.

14.      GENERAL INFORMATION

The Fund's custodian is The Bank of New York, 48 Wall Street, New York, New York 10286. The Fund's transfer agent and dividend disbursing agent is DST Systems, Inc., Kansas City, Missouri 64141. The Fund's accountants are Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281. The Fund's counsel is Debevoise & Plimpton, 875 Third Avenue, New York, New York 10022.

                       STATEMENT OF ADDITIONAL INFORMATION

LORD ABBETT SERIES FUND, INC.       MAY 1, 1997

This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from Lord, Abbett & Co ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, N.Y. 10153-0203. This Statement relates to, and should be read in conjunction with, the Prospectus dated May 1, 1997.

Shareholder inquiries should be made by writing directly to the Fund or by calling 800-831-LIFE with respect to Variable Contracts of Cova Financial Services Life Insurance Company and 800 342-6307 with respect to Variable Contracts of Great American Reserve Insurance Company.


TABLE OF CONTENTS                                                      PAGE


1.       Investment Objectives and Policies                           1

2.       Directors and Officers                                       5

3.       Control Persons and Principal Holders of Securities          8

4.       Investment Advisory and Other Services                       8

5.       Portfolio Transactions                                       10

6.       Net Asset Value of Fund Shares                               12

7.       Dividends and Distributions                                  12

8.       Distribution Arrangements                                    12

9.       Taxes                                                        13

10.      Calculation of Performance Data                              13

11.      Financial Statements                                         14

                                       1.
                       INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and policies are described in the Prospectus under "Investment Objectives and Policies". In addition to those investment objectives, the Growth and Income Portfolio (the "Portfolio") is subject to the following investment restrictions which cannot be changed without approval of a majority of the outstanding shares of the Portfolio. The Portfolio may not: (1) sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities; (2) buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below; (3) borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets, may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Portfolio's investment is deemed to be inconvenient or disadvantageous); (4) invest in securities or other assets not readily marketable at the time of purchase or subject to legal or contractual restrictions on resale except as described under "Restricted or Not Readily Marketable Securities for the Fund's Portfolio" below; (5) act as underwriter of securities issued by others, unless it is deemed to be one in selling a portfolio security requiring registration under the Securities Act of 1933, such as those described under "Restricted or Not Readily Marketable Securities for the Fund's Portfolio" below; (6) lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Fund deems such loans not to expose the Portfolio to significant risk (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 5% of a Portfolio's assets); (7) pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options; (8) buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests; (9) invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation; (10) buy securities if the purchase would then cause a Portfolio to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities; (11) buy voting securities if the purchase would then cause a Portfolio to own more than 10% of the outstanding voting stock of any one issuer; (12) own securities in a company when any of its officers, directors or security holders is an officer or director of the Fund or an officer, director or partner of the Investment Manager or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities; (13) concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes; or (14) buy securities from or sell them to the Fund's officers, directors, or employees, or to the Investment Manager or sub-adviser or to their partners, directors and employees.

CHANGES IN FUND OBJECTIVES, RESTRICTIONS, POLICIES AND STRATEGIES

The Fund's investment objectives described in the Prospectus and the Fund's investment restrictions described above in this Statement of Additional Information, both under the same heading "Investment Objectives and Policies", can be changed only with the approval of a majority of the outstanding shares of the affected Portfolio. All of the Fund's policies and techniques, including those described below, can be changed without such approval.

OTHER INVESTMENTS. Described below are other Fund policies and techniques applicable to one or all of the Portfolios as indicated.

INVESTMENT TECHNIQUES FOR THE FUND'S PORTFOLIO

The Fund intends to utilize from time to time one or more of the investment techniques described below including covered call options, rights and warrants and repurchase agreements. It is the Fund's current intention that no more than 5% of the Portfolio's net assets will be at risk in the use of any one of such investment techniques. While some of these techniques involve risk when utilized independently, the Fund intends to use them to reduce risk and volatility in its Portfolio.

COVERED CALL OPTIONS. The Fund may write call options on securities it owns. A call option on stock gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to call upon the writer to deliver a specified number of shares of a stock on or before a fixed date at a predetermined price.

The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. The writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, in exchange for the premium received, the writer of the call gives up the gain possibility of the stock appreciating beyond the call price. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the sum of the premium less brokerage commissions and fees plus the difference between the strike price of the call and the market price of the underlying security.

The Fund's custodian will segregate cash, liquid high grade debt securities or other permitted securities in an amount not less than the value of the Fund's assets committed to written covered call options. If the value of the securities segregated declines, additional cash or permitted securities will be added on a daily basis (i.e., marked to market) so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such written options.

RIGHTS AND WARRANTS. The Fund may invest in rights and warrants to purchase securities. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange.

Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class, or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities, and rights and warrants cease to have value if they are not exercised prior to their expiration date.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by the Fund have a total value in excess of the value of the repurchase agreement. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. While the Fund acknowledges these risks, it is expected that they can be controlled through stringent selection criteria and careful monitoring procedures. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by the Fund to present minimal credit risks. The Fund will monitor creditworthiness of the repurchase agreement sellers on an ongoing basis.

RESTRICTED OR NOT READILY MARKETABLE SECURITIES FOR THE FUND'S PORTFOLIO

Although the Fund has no current intention of investing in such securities in the foreseeable future, no more than 5% of the value of the Portfolio may be invested in securities with legal or contractual restrictions on resale ("restricted securities") (including securities qualifying for resale under SEC Rule 144A that are determined by the Board, or by Lord Abbett pursuant to the Board's delegation, to be liquid securities, restricted securities, repurchase agreements with maturities of more than seven days and over-the-counter options), other than repurchase agreements and those restricted securities which have a liquid market among certain institutions, including the Fund, and in securities which are not readily marketable.

LENDING OF SECURITIES BY THE FUND'S PORTFOLIO

Although the Fund has no current intention of doing so in the foreseeable future, the Fund may seek to earn income by lending portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral consisting of cash, cash equivalents, or United States Treasury bills maintained in an amount at least equal to the market value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan the Fund will receive the income earned on investment of collateral. The aggregate value of the securities loaned will not exceed 15% of the value of the Portfolio's total assets.

PORTFOLIO TURNOVER RATES

During the fiscal year ended December 31, 1996, the portfolio turnover rate of the Portfolio was 48.93% compared to 70.30% for the prior fiscal year.

                                       2.
                             DIRECTORS AND OFFICERS

The following directors and officers are partners of Lord Abbett, The General Motors Building, 767 Fifth Avenue, New York, N.Y. 10153-0203. They have been associated with Lord Abbett for over five years and are also officers and directors/trustees of the twelve other Lord Abbett-sponsored funds. They are "interested persons" as defined in the Investment Company Act of 1940, as amended (the "Act"), and as such, may be considered to have an indirect financial interest in any Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, Age 52, Chairman and President
E. Wayne Nordberg, Age 58, Vice President

The following outside directors are also directors of the twelve other Lord Abbett sponsored funds referred to above.

E. Thayer Bigelow
Time Warner Cable
300 First Stamford Place
Stamford, Connecticut

President and Chief Executive Officer of Time Warner Cable Programming, Inc. Formerly President and Chief Operating Officer of Home Box Office, Inc. Age 55.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 66.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 71.

C. Alan MacDonald
The Marketing Partnership, Inc.
27 Signal Road
Stamford, Connecticut
General Partner, The Marketing Partnership, Inc., a full service marketing consulting firm. Formerly Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). Formerly President and Chief Executive Officer of Nestle Foods Corp, and prior to that, President and Chief Executive Officer of Stouffer Foods Corp., both subsidiaries of Nestle SA, Switzerland. Currently serves as Director of Den West Restaurant Co., J. B. Williams, and Fountainhead Water Company.
Age 63.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company.  Age 68.

Thomas J. Neff
Spencer Stuart & Associates
277 Park Avenue
New York, New York

Chairman of Spencer Stuart U.S., an executive search consulting firm. Age 59.

The second column of the following table sets forth the compensation accrued for the Fund's outside directors. The third column sets forth information with respect to the equity-based benefits accrued for outside directors by the Lord Abbett-sponsored funds. The fourth column sets forth information with respect to the retirement plan for outside directors maintained by each of the Lord Abbett-sponsored funds. The fifth column sets forth the total compensation payable by such funds to the outside directors. No director of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a director or officer.

         COMPENSATION TABLE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996



            (1)                      (2)                    (3)                    (4)                       (5)
NAME OF DIRECTOR             AGGREGATE            EQUITY-BASED BENEFITS    ESTIMATED ANNUAL      TOTAL COMPENSATION
----------------             COMPENSATION         ACCRUED EXPENSES         BENEFITS UPON         ACCRUED BY THE FUND AND
                             FROM THE FUND 1      BY THE FUND AND          RETIREMENT            TWELVE OTHER LORD
                                                  TWELVE OTHER             PROPOSED TO BE        ABBETT-SPONSORED
                                                  LORD ABBETT-             PAID BY THE FUND      FUNDS 3
                                                  SPONSORED FUNDS 2        AND TWELVE OTHER
                                                                           LORD ABBETT-
                                                                           SPONSORED FUNDS 2

E. Thayer Bigelow3              $764                 $11,563                  None                  $48,200
Stewart S. Dixon                $742                 $22,283                  None                  $46,700
John C. Jansing                 $742                 $28,242                $50,000                 $46,700
C. Alan MacDonald               $764                 $29,942                  None                  $48,200
Hansel B. Millican, Jr.         $788                 $24,499                  None                  $49,600
Thomas J. Neff                  $743                 $15,990                  None                  $46,900

1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on net assets of each fund. A portion of the fees payable by the Fund to its outside directors are being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors. The amounts of the aggregate compensation payable by the Fund as of December 31, 1996, deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $1,490; Mr. Dixon, $864; Mr. Jansing,
     $2,236; Mr. MacDonald, $834; Mr. Millican, $2,264 and Mr. Neff, $2,216.

2. Each Lord Abbett-sponsored fund has a retirement plan providing that outside directors may receive annual retirement benefits for life equal to 100% of their final annual retainers following retirement at or after age
     72 with at least 10 years of service. Each plan also provides for a reduced benefit upon early retirement under certain circumstances, a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.
     Such retirement plans, and the deferred compensation plans referred to in footnote one, have been amended recently to, among other things, enable outside directors to elect to convert their prospective benefits under the retirement plans to equity-based benefits under the deferred compensation plans (renamed the equity-based plans and hereinafter referred to as such).
     Five of the six current outside directors made such an election. The amounts accrued in column 3 were accrued by the Lord Abbett-sponsored funds during the fiscal year ended October 31, 1996 with respect to the equity-based plans. These accruals were based on the retirement plans as in effect before the recent amendments and on the fees payable to outside directors of the Fund during the year ended October 31, 1996. Under the recent amendments, the annual retainer was increased to $50,000 and the annual retirement benefits were increased from 80% to 100% of a director's final annual retainer. The amount stated in column 4 would be payable annually under the retirement plans as recently amended if that director was to retire at age 72 and the annual retainer payable by the funds was the same as it is today.

3. This column shows aggregate compensation, including directors fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1996.




Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs.
Allen, Brown, Carper, Cutler, Ms. Foster,  Messrs. Morris, Noelke,  Nordberg and
Walsh are partners of Lord Abbett; the others are employees: W. Thomas Hudson, age 55, Executive Vice President; Kenneth B. Cutler, age 64, Vice President and
Secretary; Stephen I. Allen, age 44; Zane E. Brown, age 45; Daniel E. Carper, age 45; Daria L. Foster, age 42; Robert G. Morris, age 52; Robert J. Noelke, age
40; E. Wayne Nordberg,  age 58; Paul A. Hilstad,  age 54 (with Lord Abbett since
1995;  formerly  Senior Vice President and General  Counsel of American  Capital
Management & Research,  Inc.); Thomas F. Konop, age 55; A. Edward Oberhaus,  age
37; Victor W. Pizzolato,  age 64; John J. Walsh,  age 61, Vice  Presidents;  and
Keith F. O'Connor, age 41, Vice President and Treasurer.

The Fund's by-laws provide that the Fund shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called at the request of a majority of the Board of Directors or by stockholders holding at least one-quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors to hold the offices of any directors who have held office for more than one year or who have been elected by the Board of Directors to fill vacancies. Under the By-laws and in accordance with the Act, stockholder approval of the independent auditors of the Fund will not be required except when such meetings are held.

                                       3.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

SUBSTANTIAL SHAREHOLDERS

As of March 31, 1997, COVA Variable  Annuity Account One, a separate  account of
COVA  Financial  Services  Life  Insurance  Company,  One Tower  Lane,  Oakbrook
Terrace, Illinois 60181 ("COVA Life"), was known to the Board of Directors and the management of the Fund to own of record 18,805,902 shares representing
99.91% of the total shares  issued and  outstanding  of the  Portfolio  and Lord
Abbett was known to own of record 16,231 shares representing 0.09% of the total shares issued and outstanding. As of that date, the officers and directors of the Fund together owned no Variable Contracts.

                                       4.
                     INVESTMENT ADVISORY AND OTHER SERVICES

As described under "Management" in the Prospectus, Lord Abbett is the Fund's investment manager. The ten general partners of Lord Abbett, all of whom are officers and/or directors of the Fund, are: Stephen I. Allen, Zane E. Brown,
Daniel E. Carper,  Kenneth B. Cutler,  Robert S. Dow, Daria L. Foster, Robert G.
Morris, Robert J. Noelke, E. Wayne Nordberg and John J. Walsh. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New
York 10153-0203.

Lord Abbett acts as investment manager for twelve other investment companies comprising the Lord Abbett family of funds. The names of these investment companies are: Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture
Fund, Inc., Lord Abbett  Developing  Growth Fund, Inc., Lord Abbett Global Fund,
Inc.,  Lord Abbett Mid-Cap Value Fund,  Inc.,  Lord Abbett Tax-Free Income Fund,
Inc., Lord Abbett  Tax-Free  Income Trust,  Lord Abbett Equity Fund, Lord Abbett
U.S.  Government  Securities  Money Market Fund,  Inc.,  Lord Abbett  Securities
Trust, Lord Abbett Investment Trust and Lord Abbett Research Fund, Inc.

The services to be provided by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, the Fund on behalf of the Portfolio is obligated to pay Lord Abbett a monthly fee, based on the average daily net assets of the Portfolio for each month, at the annual rate of 0.50 of 1%. For the fiscal years ended December 31, 1994, 1995 and 1996 Lord Abbett received $518,190, $704,093 and $1,234,273 in advisory fees, respectively.

The Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering the Fund's shares under federal and state securities laws, expenses of printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281 are the independent accountants of the Fund and must be approved at least annually by the Fund's Board of Directors to continue in such capacity. They perform audit services for the Fund including the examination of financial statements included in the Fund's annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Fund's custodian. In accordance with the requirements of Rule 17f-5, the Fund's directors have approved arrangements permitting the Fund's foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

                                       5.
                             PORTFOLIO TRANSACTIONS

Our policy is to obtain best execution on all our portfolio transactions,  which means that we seek to have purchases and sales of portfolio  securities executed at the most favorable prices, considering all costs of the transaction including brokerage  commissions  and dealer markups and markdowns and taking into account the full range and quality of the brokers'  services.  Consistent with obtaining best execution,  we generally pay, as described below, a higher  commission than some brokers might charge on the same  transactions.  Our policy with respect to best  execution  governs the  selection  of brokers or dealers and the market in which the  transaction is executed.  To the extent  permitted by law, we may, if
considered  advantageous,   make  a  purchase  from  or  sale  to  another  Lord
Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable
Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord
Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received form brokers cannot be allocated to any particular account, are not a substitute for Lord
Abbett's services but are supplemental to their own research effort and when utilized, are subject to internal analysis before being incorporated by Lord
Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Fund to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as we do.

We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

During the fiscal years ended December 31, 1996, 1995 and 1994, the total dollar amounts of brokerage commissions paid by the Fund were $389,776, $418,128, and $285,241, respectively.

                                       6.
                         NET ASSET VALUE OF FUND SHARES

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchase and Redemption of Shares", respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUATION OF SECURITIES HELD IN THE PORTFOLIO

The Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market
System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

                                       7.
                           DIVIDENDS AND DISTRIBUTIONS

It is the Fund's intention to distribute substantially all the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio will consist of dividends and/or interest earned by the Portfolio less the expenses of such Portfolio.

All net realized capital gains of the Fund, if any, are declared and distributed annually to the shareholders of the Portfolio to which such gains are attributable.

                                       8.
                            DISTRIBUTION ARRANGEMENTS

GENERAL

Lord Abbett Distributor serves as the distributor in connection with the offering of the Fund's shares. In connection with the sale of its shares, the Fund has authorized Lord Abbett Distributor to provide only such information and to make only such statements and representations which are not materially misleading or which are contained in the Fund's then current Prospectus or Statement of Additional Information or shareholder reports in such financial and other statements which are furnished to Lord Abbett by the Fund.

The Fund and Lord Abbett  Distributor  are parties to a  Distribution  Agreement that continues in force until December 11, 1997. The Distribution  Agreement may be terminated by either party and will  automatically  terminate in the event of
its  assignment.   The  Distribution   Agreement  may  be  renewed  annually  if
specifically  approved by the Board of Directors or by vote of a majority of the outstanding  voting  securities of the Fund provided that any such renewal shall be approved by the vote of a majority  of the  Directors  who are not parties to the Distribution Agreement and are not "interested persons" of the Fund and have no direct or indirect  financial  interest in the operation of the  Distribution
Agreement.

                                       9.
                                      TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Under such provisions, the Fund will not be subject to Federal income tax on that part of its net ordinary income and net realized capital gains which it distributes to shareholders. The
Portfolio will be treated as a separate entity for Federal income tax purposes and, therefore, the investments and results of the Portfolio are determined separately for purposes of determining whether the Fund qualifies as a regulated investment company and for purposes of determining the Fund's net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other related income and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities (including, in certain circumstances, gains from options, futures, forward contracts and foreign currencies) held for less than three months.

                                       10.
                         CALCULATION OF PERFORMANCE DATA

The Portfolio's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:






                            {P~(~1~+~T~)}SUP n~=~ERV
where

P   =             a hypothetical initial payment of $1000
T   =             average annual total return
n   =             number of years
ERV   =           ending redeemable value of the hypothetical $1000 purchase at the end of the period.

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Using this method to compute average annual compounded rates of total return for the Portfolio's last one, five and the life of the fund periods ending on December 31, 1996 were: 19.50%, 16.15% and 15.50%, respectively.

                                       11.
                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 1996 and the report of Deloitte & Touche LLP, independent public accountants, on such financial statements contained in the 1996, Annual Report to Shareholders of Lord Abbett Series Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte &
Touche LLP as experts in auditing and accounting.


PART C   OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

The financial statements of the Fund for the fiscal year ended December 31, 1996 are included in the 1996 Annual Report to Shareholders and are incorporated by reference in Part B hereof.

         (b)      Exhibits -

                   (1) Articles of Incorporation of Registrant**
                   (2) By-Laws of Registrant***
                   (3) Not Applicable
                   (4) Not Applicable
                   (5) Management Agreement between Registrant and
                       Lord, Abbett & Co.****
                      (i) Sub-Investment Management Agreement#
                  (6)  Form of Distribution Plan between Registrant and
                       Lord, Abbett & Co.##
                   (7) Not Applicable
                   (8)(i) Custody Agreement between Registrant and
                        Morgan Guaranty Trust Company of New York#
                      (ii) Form of Transfer Agency Agreement***
                   (9)  Fund  Participation  Agreement  between Lord Abbett &
                        Co. and Great American Reserve Insurance Company*
                  (10)  Opinion and Consent of Counsel***
                  (11)  Consent of Independent Auditors*
                  (12)  Not Applicable
                  (13)  Form of Agreements Governing Contribution of Capital***
                  (14)  Not Applicable
                  (15) Form of Distribution Agreement between Registrant and Lord, Abbett & Co.##
                  (16)  Not Applicable

            *     Filed herewith
            ** Incorporated by reference to Registrant's initial registration on Form N-1A, filed on September 15, 1989.
           ***    Incorporated by reference to Registrant's Pre-Effective
                  Amendment No. 1, filed on November 17, 1989.
          ****    Incorporated by reference to Registrant's Post-Effective
                  Amendment No. 1, filed on April 2, 1990.
             #    Incorporated by reference to Registrant's Post-Effective
                  Amendment No. 2, filed on April 22, 1991.
           ##     Incorporated by reference to Registrant's Post-Effective
                  Amendment No. 6, filed on April 28, 1994.



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The  shares  of the Fund are  currently  sold to Cova  Financial  Services  Life
Insurance  Company and Great American Reserve  Insurance  Company,  individually
("Cova") and ("Great American"), collectively (the "Life Companies").

Cova and Lord, Abbett & Co., (the Fund's Investment Manager) each made initial capital contributions to the Fund and together own the majority of the outstanding shares of the Fund.

COVA Variable Annuity Account One, a separate account of COVA Financial Services
Life  Insurance  Company is a Delaware  corporation  located at One Tower  Lane,
Oakbrook Terrace, Illinois 60181.

Great American Reserve Insurance Company is a life insurance company organized under the laws of the State of Indiana located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4572.

Lord, Abbett & Co. is a partnership located at The General Motors Building,  767
Fifth Avenue,  New York, New York 10153-0203.  The ten general partners of Lord,
Abbett & Co.,  all of whom are  officers  and/or  directors  of the  Fund,  are:
Stephen I. Allen, Daniel E. Carper,  Kenneth B. Cutler,  Robert S. Dow, Daria L.
Foster, Robert G. Morris, Robert J. Noelke, E. Wayne Nordberg and John J. Walsh.




Item 26. NUMBER OF RECORD HOLDERS OF SECURITIES

The Life Companies and Lord, Abbett & Co. are the shareholders of the Fund.

Item 27. INDEMNIFICATION

                  Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section
                  721-726 of the New York Business Corporation Law.

                  The general effect of these  statutes is to protect  officers, directors and employees of Registrant  against legal liability and expenses  incurred by reason of their  positions  with the
                  Registrant.  The  statutes  provide  for  indemnification  for liability  for  proceedings  not  brought  on  behalf  of  the
                  corporation   and  for   those   brought   on  behalf  of  the
                  corporation,  and in each case place  conditions  under  which indemnification will be permitted, including requirements that the officer,  director or employee acted in good faith.  Under certain  conditions,  payment of  expenses in advance of final disposition  may be  permitted.  The  By-Laws  of  Registrant, without  limiting the authority of Registrant to indemnify any of its officers,  employees or agents to the extent consistent
                  with  applicable  law,  makes  the   indemnification   of  its
                  directors   mandatory  subject  only  to  the  conditions  and
                  limitations  imposed by the  above-mentioned  Section 2-418 of
                  Maryland  Law and by the  provisions  of Section  17(h) of the
                  Investment  Company Act of 1940 as interpreted and required to be  implemented  by SEC Release No.  IC-11330 of  September 4,
                  1980.

                  In referring in its By-Laws to, and making  indemnification of directors  subject to the conditions and  limitations of, both
                  Section  2-418 of the  Maryland  Law and Section  17(h) of the
                  Investment  Company  Act  of  1940,  Registrant  intends  that
                  conditions   and    limitations   on   the   extent   of   the
                  indemnification  of  directors  imposed by the  provisions  of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the
                  provisions   of  said  Section   17(h)  if  the  condition  or
                  limitation imposed by Section 17(h) is the more stringent.  In referring  in its By-Laws to SEC  Release No.  IC-11330 as the
                  source for  interpretation  and implementation of said Section
                  17(h),  Registrant understands that it would be required under its By-Laws to use  reasonable  and fair means in  determining whether  indemnification  of a  director  should  be made  and undertakes to use either (1) a final decision on the merits by a court or other body before whom the  proceeding  was brought that  the  person  to be  indemnified  ("indemnitee")  was not liable to Registrant  or to its security  holders by reason of willful malfeasance,  bad faith, gross negligence, or reckless disregard of the duties  involved in the conduct of his office
                  ("disabling  conduct")  or  (2)  in  the  absence  of  such  a decision, a reasonable  determination,  based upon a review of the  facts,  that the  indemnitee  was not liable by reason of such  disabling  conduct,  by (a) the vote of a majority  of a quorum of directors who are neither  "interested  persons" (as defined  in the 1940 Act) of  Registrant  nor  parties  to the proceeding,  or (b) an independent  legal counsel in a written opinion.  Also,  Registrant  will make  advances of attorneys'
                  fees or other  expenses  incurred by a director in his defense only if (in addition to his  undertaking  to repay the advance if he is not ultimately entitled to  indemnification)  (1) the indemnitee  provides  a  security  for  his  undertaking,  (2)
                  Registrant  shall be insured  against losses arising by reason of any lawful  advances,  or (3) a majority of a quorum of the non-interested,  non-party  directors  of  Registrant,  or  an
                  independent   legal  counsel  in  a  written  opinion,   shall
                  determine,  based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                  Insofar as  indemnification  for  liability  arising under the
                  Securities Act of 1933 may be permitted to directors, officers and  controlling  persons of the  Registrant  pursuant  to the foregoing  provisions,  or otherwise,  the Registrant has been advised  that in the opinion of the  Securities  and  Exchange
                  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable. In the
                  event   that  a  claim  for   indemnification   against   such
                  liabilities  (other  than the  payment  by the  Registrant  of expense incurred or paid by a director, officer or controlling person of the  Registrant  in the  successful  defense  of any action,  suit or  proceeding)  is asserted  by such  director,
                  officer  or   controlling   person  in  connection   with  the
                  securities being  registered,  the Registrant will,  unless in the  opinion of its  counsel  the  matter has been  settled by controlling  precedent,  submit  to  a  court  of  appropriate jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition,  Registrant  maintains a directors'  and officers errors and omissions  liability  insurance  policy  protecting directors and officers  against  liability for breach of duty, negligent act,  error or omission  committed in their capacity
                  as  directors  or  officers.   The  policy  contains   certain
                  exclusions,  among which is exclusion from coverage for active or deliberate  dishonest or fraudulent  acts and exclusion for fines or  penalties  imposed  by law or other  matters  deemed uninsurable.


Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Lord, Abbett & Co. acts as investment adviser for twelve other open-end investment companies and as investment adviser to approximately 5,700 private accounts. Other than acting as directors and/or officers of open-end investment companies sponsored by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity except as follows:

John J. Walsh
Trustee
Brooklyn Hospital
Parkside Avenue
Brooklyn, N.Y.

Item 29. PRINCIPAL UNDERWRITER

         (a)      Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett Equity Fund
                  Lord Abbett U.S. Government Securities Money Market Fund, Inc.
                  Lord Abbett Securities Trust
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.

                  INVESTMENT ADVISOR

                  American Skandia Trust
                  (Lord Abbett Growth and Income Portfolio)

         (b)      The partners of Lord, Abbett & Co. are:

                   Name and Principal                 Positions and Offices
                   Business Address (1)               with Registrant

                   Robert S. Dow                Chairman, President and Director
                   Kenneth B. Cutler                  Vice President & Secretary
                   Zane E. Brown                      Vice President
                   Daniel E. Carper                   Vice President
                   Daria L. Foster                    Vice President
                   Robert J. Noelke                   Vice President
                   Robert G. Morris                   Vice President
                   E. Wayne Nordberg                  Vice President & Director
                   John J. Walsh                      Vice President
                   Stephen I. Allen                   Vice President

         (1)      Each of the above has a principal business address of 767 Fifth
                  Avenue, New York, NY  10153-0203

                  (c)      Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Registrant maintains the records, required by Rules 31a-1(a) and (b), and 31a-2(a) at its main office.

Lord, Abbett & Co. maintains the records required by Rules 31a-1(f) and 31a-2(e) at its main office.

Certain records and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing
Agent within the requirements of Rule 31a-3.


Item 31. MANAGEMENT SERVICES

                  None

Item 32. UNDERTAKINGS

                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).






                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940 the Registrant certifies that it meets the requirements of Rule 485(b) of the Securities Act of 1933 for effectiveness of this Registration
Statement and has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 1997.

                                         LORD ABBETT SERIES FUND, INC.




                                By:     /s/ ROBERT S. DOW
                                        ------------------------------------
                                      Robert S. Dow, Chairman of the Board
                                                  and Director

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.



                                       Chairman of
 /s/Ronald P. Lynch                the Board and Director        April 29, 1997
-----------------------        ----------------------------       -------------
Ronald P. Lynch                          (Title)                     (Date)

                               Vice President and
 /s/ Keith F. O'Connor         Treasurer                        April 29, 1997
-----------------------        ----------------------------        ------------
Keith F. O'Connor                        (Title)                     (Date)


/s/E. Wayne Nordberg                         Director         April 29, 1997
-----------------------        ----------------------------        -----------
E. Wayne Nordberg                        (Title)                     (Date)


/s/E. Thayer Bigelow                  Director                   April 29, 1997
-----------------------        ----------------------------        -----------
E. Thayer Bigelow                        (Title)                     (Date)


/s/Steward S. Dixon                   Director                   April 29, 1997
-----------------------        ----------------------------         -----------
Steward S. Dixon                         (Title)                      (Date)


 /s/John C. Jansing                   Director                   April 29, 1997
-----------------------        ----------------------------         -----------
John C. Jansing                          (Title)                      (Date)


/s/C. Alan MacDonald                   Director                  April 29, 1997
-----------------------        ----------------------------        ------------
C. Alan MacDonald                        (Title)                      (Date)


 /s/ Hansel B. Millican, Jr.         Director                    April 29, 1997
-----------------------        -----------------------------        -----------
Hansel B. Millican, Jr.                  (Title)                      (Date)


/s/ Thomas J. Neff                      Director                 April 29, 1997
-----------------------        -----------------------------        ------------
Thomas J. Neff                           (Title)                      (Date)



                                    EXHIBITS

                                INDEX TO EXHIBITS


Exhibits                                                         Page
--------                                                         ----
(9)      Fund Participation Agreement
(11)     Consent of Independent Auditors






                                            EXHIBITS


